UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08226

Templeton Global Investment Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Templeton Emerging Markets Small Cap Fund
Class A [TEMMX]
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Templeton Emerging Markets Small Cap Fund for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$192	1.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class A shares of Templeton Emerging Markets Small Cap Fund returned 19.14%. The Fund compares its performance to the MSCI Emerging Markets Small Cap Index-NR, which returned 19.49% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, information technology, financials, and industrials contributed to absolute returns.
↑	By country, Taiwan, South Korea, and the Philippines were the largest absolute contributors.
↑	Shares of Taiwan-based integrated circuit substrate provider Kinsus Interconnect Technology advanced on a rally in artificial intelligence (AI)-related stocks and AI-related demand.

Top detractors from performance:
↓	By sector, consumer discretionary and utilities detracted from absolute returns.
↓	By country, Vietnam, the United Arab Emirates, and Indonesia were absolute detractors.
↓	Shares of Indian investment company Bajaj Holdings & Investment fell alongside a weakness in the broader Indian equity market.
Templeton Emerging Markets Small Cap Fund	PAGE 1	426-ATSR-1026

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 8/31/2016 — 8/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class A	19.14	5.30	6.90
Class A (with sales charge)	12.62	4.11	6.29
MSCI Emerging Markets Index-NR	39.25	8.18	9.29
MSCI Emerging Markets Small Cap Index-NR	19.49	7.64	9.05
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$333,986,601
Total Number of Portfolio Holdings	89
Total Management Fee Paid	$3,281,465
Portfolio Turnover Rate	32.40%
Templeton Emerging Markets Small Cap Fund	PAGE 2	426-ATSR-1026

WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Emerging Markets Small Cap Fund	PAGE 3	426-ATSR-1026

Templeton Emerging Markets Small Cap Fund
Class C [TCEMX]
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Templeton Emerging Markets Small Cap Fund for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$273	2.50%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class C shares of Templeton Emerging Markets Small Cap Fund returned 18.28%. The Fund compares its performance to the MSCI Emerging Markets Small Cap Index-NR, which returned 19.49% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, information technology, financials, and industrials contributed to absolute returns.
↑	By country, Taiwan, South Korea, and the Philippines were the largest absolute contributors.
↑	Shares of Taiwan-based integrated circuit substrate provider Kinsus Interconnect Technology advanced on a rally in artificial intelligence (AI)-related stocks and AI-related demand.

Top detractors from performance:
↓	By sector, consumer discretionary and utilities detracted from absolute returns.
↓	By country, Vietnam, the United Arab Emirates, and Indonesia were absolute detractors.
↓	Shares of Indian investment company Bajaj Holdings & Investment fell alongside a weakness in the broader Indian equity market.
Templeton Emerging Markets Small Cap Fund	PAGE 1	526-ATSR-1026

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 8/31/2016 — 8/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class C	18.28	4.53	6.10
Class C (with sales charge)	17.28	4.53	6.10
MSCI Emerging Markets Index-NR	39.25	8.18	9.29
MSCI Emerging Markets Small Cap Index-NR	19.49	7.64	9.05
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$333,986,601
Total Number of Portfolio Holdings	89
Total Management Fee Paid	$3,281,465
Portfolio Turnover Rate	32.40%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Emerging Markets Small Cap Fund	PAGE 2	526-ATSR-1026

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Emerging Markets Small Cap Fund	PAGE 3	526-ATSR-1026

Templeton Emerging Markets Small Cap Fund
Class R [FTESX]
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Templeton Emerging Markets Small Cap Fund for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$219	2.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class R shares of Templeton Emerging Markets Small Cap Fund returned 18.85%. The Fund compares its performance to the MSCI Emerging Markets Small Cap Index-NR, which returned 19.49% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, information technology, financials, and industrials contributed to absolute returns.
↑	By country, Taiwan, South Korea, and the Philippines were the largest absolute contributors.
↑	Shares of Taiwan-based integrated circuit substrate provider Kinsus Interconnect Technology advanced on a rally in artificial intelligence (AI)-related stocks and AI-related demand.

Top detractors from performance:
↓	By sector, consumer discretionary and utilities detracted from absolute returns.
↓	By country, Vietnam, the United Arab Emirates, and Indonesia were absolute detractors.
↓	Shares of Indian investment company Bajaj Holdings & Investment fell alongside a weakness in the broader Indian equity market.
Templeton Emerging Markets Small Cap Fund	PAGE 1	826-ATSR-1026

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 8/31/2016 — 8/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class R	18.85	5.04	6.63
MSCI Emerging Markets Index-NR	39.25	8.18	9.29
MSCI Emerging Markets Small Cap Index-NR	19.49	7.64	9.05
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$333,986,601
Total Number of Portfolio Holdings	89
Total Management Fee Paid	$3,281,465
Portfolio Turnover Rate	32.40%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Emerging Markets Small Cap Fund	PAGE 2	826-ATSR-1026

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Emerging Markets Small Cap Fund	PAGE 3	826-ATSR-1026

Templeton Emerging Markets Small Cap Fund
Class R6 [FTEQX]
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Templeton Emerging Markets Small Cap Fund for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$161	1.47%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class R6 shares of Templeton Emerging Markets Small Cap Fund returned 19.58%. The Fund compares its performance to the MSCI Emerging Markets Small Cap Index-NR, which returned 19.49% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, information technology, financials, and industrials contributed to absolute returns.
↑	By country, Taiwan, South Korea, and the Philippines were the largest absolute contributors.
↑	Shares of Taiwan-based integrated circuit substrate provider Kinsus Interconnect Technology advanced on a rally in artificial intelligence (AI)-related stocks and AI-related demand.

Top detractors from performance:
↓	By sector, consumer discretionary and utilities detracted from absolute returns.
↓	By country, Vietnam, the United Arab Emirates, and Indonesia were absolute detractors.
↓	Shares of Indian investment company Bajaj Holdings & Investment fell alongside a weakness in the broader Indian equity market.
Templeton Emerging Markets Small Cap Fund	PAGE 1	8426-ATSR-1026

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 8/31/2016 — 8/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class R6	19.58	5.62	7.24
MSCI Emerging Markets Index-NR	39.25	8.18	9.29
MSCI Emerging Markets Small Cap Index-NR	19.49	7.64	9.05
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$333,986,601
Total Number of Portfolio Holdings	89
Total Management Fee Paid	$3,281,465
Portfolio Turnover Rate	32.40%
Templeton Emerging Markets Small Cap Fund	PAGE 2	8426-ATSR-1026

WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Emerging Markets Small Cap Fund	PAGE 3	8426-ATSR-1026

Templeton Emerging Markets Small Cap Fund
Advisor Class [TEMZX]
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Templeton Emerging Markets Small Cap Fund for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$165	1.50%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Advisor Class shares of Templeton Emerging Markets Small Cap Fund returned 19.50%. The Fund compares its performance to the MSCI Emerging Markets Small Cap Index-NR, which returned 19.49% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, information technology, financials, and industrials contributed to absolute returns.
↑	By country, Taiwan, South Korea, and the Philippines were the largest absolute contributors.
↑	Shares of Taiwan-based integrated circuit substrate provider Kinsus Interconnect Technology advanced on a rally in artificial intelligence (AI)-related stocks and AI-related demand.

Top detractors from performance:
↓	By sector, consumer discretionary and utilities detracted from absolute returns.
↓	By country, Vietnam, the United Arab Emirates, and Indonesia were absolute detractors.
↓	Shares of Indian investment company Bajaj Holdings & Investment fell alongside a weakness in the broader Indian equity market.
Templeton Emerging Markets Small Cap Fund	PAGE 1	626-ATSR-1026

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 8/31/2016 — 8/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Advisor Class	19.50	5.57	7.16
MSCI Emerging Markets Index-NR	39.25	8.18	9.29
MSCI Emerging Markets Small Cap Index-NR	19.49	7.64	9.05
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$333,986,601
Total Number of Portfolio Holdings	89
Total Management Fee Paid	$3,281,465
Portfolio Turnover Rate	32.40%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Emerging Markets Small Cap Fund	PAGE 2	626-ATSR-1026

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Emerging Markets Small Cap Fund	PAGE 3	626-ATSR-1026

Franklin Templeton SMACS: Series EM
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Franklin Templeton SMACS: Series EM for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Templeton SMACS: Series EM1	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Franklin Templeton SMACS: Series EM Fund returned 109.29%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 39.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Information technology, consumer discretionary and industrials sectors contributed to absolute returns.
↑	By country, South Korea, Taiwan and South Africa were the largest absolute contributors.
↑
SK Hynix’s share price ascent was driven by strong earnings, continued artificial intelligence (AI)-related memory demand and tight memory supply. Corporate actions such as its Nasdaq ADR listing and new shareholder return program were also supportive.

Top detractors from performance:
↓	Consumer staples, communication services and materials detracted at the sector level.
↓	By country, India and the Philippines detracted on absolute terms.
↓	Kuaishou Technology’s share price after reporting its latest quarterly earnings. Second-quarter profit declined from a year ago due to weak consumption in China and high AI investments.
Franklin Templeton SMACS: Series EM	PAGE 1	3010-ATSR-1026

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
VALUE OF A $10,000 INVESTMENT – Franklin Templeton SMACS: Series EM 10/20/2021 — 8/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	Since Inception (10/20/2021)
Franklin Templeton SMACS: Series EM	109.29	20.81
MSCI Emerging Markets Index-NR	39.25	8.48
Performance figures do not reflect the effect of fees and expenses associated with a separately managed account or a management fee or other operating expenses of the Fund, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective January 1, 2025, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$2,360,949
Total Number of Portfolio Holdings	53
Total Management Fee Paid	$0
Portfolio Turnover Rate	37.28%
Franklin Templeton SMACS: Series EM	PAGE 2	3010-ATSR-1026

WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 1, 2026, disclosure was added to the Fund’s principal investment strategies to reflect the Fund’s increased exposure to securities of semiconductor companies.
Related disclosure regarding the risks of investing in securities of semiconductor companies was also added to the Fund’s principal risks.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton SMACS: Series EM	PAGE 3	3010-ATSR-1026

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Ann Torre Bates and David W. Niemiec possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Ann Torre Bates and David W. Niemiec as the Audit Committee’s financial experts. Ann Torre Bates and David W. Niemiec are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2025 and August 31, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $97,863 in August 31, 2025 and $104,130 in August 31, 2026.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in August 31, 2025 and $0 in August 31, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $19,750 in August 31, 2025 and $19,750 in August 31, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in August 31, 2025 and $0 in August 31, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii) pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv) establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $218,343 in August 31, 2025 and $505,074 in August 31, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Templeton
Emerging Markets
Small Cap Fund
Financial Statements and Other Important Information
Annual | August 31, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
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Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 11
Notes to Financial Statements 15
Report of Independent Registered Public Accounting Firm 25
Tax Information 26
Changes In and Disagreements with Accountants 27
Results of Meeting(s) of Shareholders 27
Remuneration Paid to Directors, Officers and Others 27
Board Approval of Management and Subadvisory Agreements 27

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a
Year Ended August 31, Year Ended
August 31,
2022
a
Year Ended
March 31, 2022 2026 2025 2024 2023
Class A
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $14.85 $14.11 $12.29 $12.55 $13.98 $15.08
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.12 0.12 0.19 0.26 0.07
Net realized and unrealized gains (losses) 2.65 0.66 2.07 0.47 (1.69) 0.50
Total from investment operations ........ 2.81 0.78 2.19 0.66 (1.43) 0.57
Less distributions from:
Net investment income .............. (0.17) (0.04) (0.37) (0.29) — (0.66)
Net realized gains ................. — — — (0.63) — (1.01)
Total distributions ................... (0.17) (0.04) (0.37) (0.92) — (1.67)
Net asset value, end of year ........... $17.49 $14.85 $14.11 $12.29 $12.55 $13.98
Total return
d
....................... 19.14% 5.55% 18.29% 5.74% (10.23)% 3.01%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 2.15% 2.00% 1.94% 1.95% 2.00% 1.91%
Expenses net of waiver and payments by
affiliates .......................... 1.75% 1.75% 1.75% 1.75% 1.75% 1.73%
Net investment income ............... 1.00% 0.83% 0.90% 1.54% 4.83% 0.47%
Supplemental data
Net assets, end of year (000’s) ......... $182,076 $187,048 $186,634 $176,763 $187,525 $215,598
Portfolio turnover rate ................ 32.40% 16.75% 20.02% 23.06% 8.13% 31.72%
a
For the period April 1, 2022 to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a
Year Ended August 31, Year Ended
August 31,
2022
a
Year Ended
March 31, 2022 2026 2025 2024 2023
Class C
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $13.53 $12.92 $11.27 $11.57 $12.94 $14.03
Income from investment operations
b
:
Net investment income (loss)
c
........ 0.02 (0.01) 0.01 0.08 0.20 (0.02)
Net realized and unrealized gains (losses) 2.45 0.62 1.90 0.46 (1.57) 0.44
Total from investment operations ........ 2.47 0.61 1.91 0.54 (1.37) 0.42
Less distributions from:
Net investment income .............. (0.06) — (0.26) (0.21) — (0.50)
Net realized gains ................. — — — (0.63) — (1.01)
Total distributions ................... (0.06) — (0.26) (0.84) — (1.51)
Net asset value, end of year ........... $15.94 $13.53 $12.92 $11.27 $11.57 $12.94
Total return
d
....................... 18.28% 4.80% 17.31% 5.09% (10.59)% 2.26%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 2.90% 2.75% 2.69% 2.70% 2.74% 2.66%
Expenses net of waiver and payments by
affiliates .......................... 2.50% 2.50% 2.50% 2.50% 2.50% 2.48%
Net investment income (loss) .......... 0.17% (0.04)% 0.09% 0.70% 4.06% (0.15)%
Supplemental data
Net assets, end of year (000’s) ......... $5,277 $6,363 $8,569 $9,836 $13,645 $17,588
Portfolio turnover rate ................ 32.40% 16.75% 20.02% 23.06% 8.13% 31.72%
a
For the period April 1, 2022 to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a
Year Ended August 31, Year Ended
August 31,
2022
a
Year Ended
March 31, 2022 2026 2025 2024 2023
Class R
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $14.51 $13.79 $12.02 $12.30 $13.71 $14.82
Income from investment operations
b
:
Net investment income
c
............. 0.11 0.07 0.08 0.15 0.24 0.04
Net realized and unrealized gains (losses) 2.60 0.65 2.03 0.47 (1.65) 0.47
Total from investment operations ........ 2.71 0.72 2.11 0.62 (1.41) 0.51
Less distributions from:
Net investment income .............. (0.15) (—)
d
(0.34) (0.27) — (0.61)
Net realized gains ................. — — — (0.63) — (1.01)
Total distributions ................... (0.15) (—)
d
(0.34) (0.90) — (1.62)
Net asset value, end of year ........... $17.07 $14.51 $13.79 $12.02 $12.30 $13.71
Total return
e
....................... 18.85% 5.24% 18.02% 5.50% (10.28)% 2.71%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 2.41% 2.25% 2.19% 2.20% 2.25% 2.16%
Expenses net of waiver and payments by
affiliates .......................... 2.00% 2.00% 2.00% 2.00% 2.00% 1.98%
Net investment income ............... 0.74% 0.54% 0.62% 1.29% 4.59% 0.26%
Supplemental data
Net assets, end of year (000’s) ......... $2,290 $2,095 $2,147 $2,082 $2,109 $2,444
Portfolio turnover rate ................ 32.40% 16.75% 20.02% 23.06% 8.13% 31.72%
a
For the period April 1, 2022 to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a
Year Ended August 31, Year Ended
August 31,
2022
a
Year Ended
March 31, 2022 2026 2025 2024 2023
Class R6
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $15.14 $14.39 $12.53 $12.77 $14.21 $15.30
Income from investment operations
b
:
Net investment income
c
............. 0.21 0.15 0.15 0.22 0.28 0.14
Net realized and unrealized gains (losses) 2.71 0.68 2.12 0.49 (1.72) 0.50
Total from investment operations ........ 2.92 0.83 2.27 0.71 (1.44) 0.64
Less distributions from:
Net investment income .............. (0.21) (0.08) (0.41) (0.32) — (0.72)
Net realized gains ................. — — — (0.63) — (1.01)
Total distributions ................... (0.21) (0.08) (0.41) (0.95) — (1.73)
Net asset value, end of year ........... $17.85 $15.14 $14.39 $12.53 $12.77 $14.21
Total return
d
....................... 19.58% 5.81% 18.60% 6.06% (10.13)% 3.41%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.60% 1.58% 1.57% 1.56% 1.59% 1.54%
Expenses net of waiver and payments by
affiliates .......................... 1.47% 1.47% 1.47% 1.47% 1.47% 1.35%
Net investment income ............... 1.31% 1.05% 1.15% 1.79% 5.10% 0.88%
Supplemental data
Net assets, end of year (000’s) ......... $27,733 $25,133 $26,408 $27,134 $31,790 $39,782
Portfolio turnover rate ................ 32.40% 16.75% 20.02% 23.06% 8.13% 31.72%
a
For the period April 1, 2022 to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a
Year Ended August 31, Year Ended
August 31,
2022
a
Year Ended
March 31, 2022 2026 2025 2024 2023
Advisor Class
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $15.17 $14.42 $12.55 $12.78 $14.23 $15.32
Income from investment operations
b
:
Net investment income
c
............. 0.19 0.15 0.14 0.23 0.28 0.12
Net realized and unrealized gains (losses) 2.73 0.67 2.13 0.48 (1.73) 0.50
Total from investment operations ........ 2.92 0.82 2.27 0.71 (1.45) 0.62
Less distributions from:
Net investment income .............. (0.21) (0.07) (0.40) (0.31) — (0.70)
Net realized gains ................. — — — (0.63) — (1.01)
Total distributions ................... (0.21) (0.07) (0.40) (0.94) — (1.71)
Net asset value, end of year ........... $17.88 $15.17 $14.42 $12.55 $12.78 $14.23
Total return
d
....................... 19.50% 5.75% 18.62% 6.08% (10.19)% 3.26%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.90% 1.75% 1.69% 1.71% 1.75% 1.66%
Expenses net of waiver and payments by
affiliates .......................... 1.50% 1.50% 1.50% 1.50% 1.50% 1.48%
Net investment income ............... 1.21% 1.05% 1.03% 1.86% 5.08% 0.75%
Supplemental data
Net assets, end of year (000’s) ......... $116,612 $124,273 $130,075 $182,079 $146,484 $172,459
Portfolio turnover rate ................ 32.40% 16.75% 20.02% 23.06% 8.13% 31.72%
a
For the period April 1, 2022 to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Global Investment Trust
Schedule of Investments, August 31, 2026
Templeton Emerging Markets Small Cap Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
a a Industry Shares a Value
a
Common Stocks 93.7%
Brazil 0.7%
Azzas 2154 SA .................. Textiles, Apparel & Luxury Goods 478,522 $ 1,372,338
Hypera SA ..................... Pharmaceuticals 211,549 885,954
2,258,292
China 8.3%
a,b
Daqo New Energy Corp. , ADR ...... Semiconductors & Semiconductor Equipment 41,110 529,908
Harbin Electric Co. Ltd. , H .......... Electrical Equipment 1,689,948 3,608,265
a,b
Hesai Group , B .................. Automobile Components 1,691,736 3,444,334
c
JNBY Design Ltd. , Reg S .......... Textiles, Apparel & Luxury Goods 1,428,758 3,596,900
d
JOYY, Inc. , ADR ................. Interactive Media & Services 45,735 3,413,661
Kingboard Holdings Ltd. ........... Electronic Equipment, Instruments &
Components 561,987 3,872,932
d
Noah Holdings Ltd. , ADR .......... Capital Markets 373,854 3,203,929
Sunresin New Materials Co. Ltd. , A ... Chemicals 389,523 3,647,638
Uni-President China Holdings Ltd. .... Food Products 2,383,354 2,256,120
27,573,687
Georgia 1.2%
a
Georgia Capital plc ............... Capital Markets 64,925 3,842,330
Greece 1.3%
Piraeus Bank SA ................. Banks 368,859 4,388,667
Hungary 1.1%
Richter Gedeon Nyrt. ............. Pharmaceuticals 91,104 3,797,709
India 23.0%
a
Affle 3i Ltd. ..................... Media 145,146 2,433,977
c
Aster DM Quality Care Ltd. , 144A , Reg
S ........................... Health Care Providers & Services 493,968 3,921,345
Bajaj Holdings & Investment Ltd. ..... Financial Services 102,290 12,498,438
Brigade Enterprises Ltd. ........... Real Estate Management & Development 734,337 5,051,647
City Union Bank Ltd. .............. Banks 1,285,327 3,090,389
Coforge Ltd. .................... IT Services 205,377 4,272,980
a
Electronics Mart India Ltd. .......... Specialty Retail 326,834 619,042
EPL Ltd. ....................... Containers & Packaging 181,929 500,025
c
Eris Lifesciences Ltd. , 144A , Reg S ... Pharmaceuticals 256,801 3,497,201
a
Eternal Ltd. ..................... Hotels, Restaurants & Leisure 1,553,205 5,343,656
Federal Bank Ltd. ................ Banks 293,812 1,099,151
a,e
GSPL Transmission Ltd. ........... Gas Utilities 98,381 155,043
Gujarat Energy Ltd. ............... Gas Utilities 295,143 766,920
Honasa Consumer Ltd. ............ Personal Care Products 1,388,367 7,001,935
KEI Industries Ltd. ................ Electrical Equipment 57,156 3,442,853
a,b
MakeMyTrip Ltd. ................. Hotels, Restaurants & Leisure 26,270 1,530,490
a
Max Financial Services Ltd. ......... Insurance 325,698 5,373,436
Nexus Select Trust ............... Retail REITs 1,616,066 2,848,877
a
PB Fintech Ltd. .................. Insurance 69,202 1,361,847
a,c
Physicswallah Ltd. , 144A , Reg S ..... Diversified Consumer Services 1,642,951 2,002,686
a,c
Pine Labs Ltd. , 144A , Reg S ........ Financial Services 666,586 1,147,029
Redington Ltd. .................. Electronic Equipment, Instruments &
Components 1,963,666 7,377,599
a
ReNew Energy Global plc , A ........ Independent Power and Renewable Electricity
Producers 226,126 1,537,657
76,874,223
Indonesia 1.0%
Avia Avian Tbk. PT ............... Chemicals 109,085,200 2,303,013
a,e
GoTo Gojek Tokopedia Tbk. PT , A .... Broadline Retail 849,233,030 1,172,722
3,475,735

Templeton Global Investment Trust
Schedule of Investments
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
a a Industry Shares a Value
a
Common Stocks
(continued)
Italy 0.6%
a,c
Wizz Air Holdings plc , 144A , Reg S ... Passenger Airlines 144,080 $ 2,099,126
Kazakhstan 1.8%
c
Halyk Bank JSC , GDR , Reg S ....... Banks 174,733 5,923,449
Mexico 2.1%
Bolsa Mexicana de Valores SAB de CV Capital Markets 2,840,643 6,462,977
Grupo Aeroportuario del Centro Norte
SAB de CV , B ................. Transportation Infrastructure 51,274 635,176
7,098,153
Peru 0.7%
Intercorp Financial Services, Inc. ..... Banks 39,215 2,141,923
Philippines 2.6%
Century Pacific Food, Inc. .......... Food Products 5,237,446 2,726,352
International Container Terminal
Services, Inc. .................. Transportation Infrastructure 428,804 6,081,185
8,807,537
Saudi Arabia 0.8%
Mouwasat Medical Services Co. ..... Health Care Providers & Services 151,114 2,617,090
Singapore 0.9%
AEM Holdings Ltd. ............... Semiconductors & Semiconductor Equipment 447,590 3,123,704
South Africa 2.0%
Harmony Gold Mining Co. Ltd. ...... Metals & Mining 193,074 3,786,147
Netcare Ltd. .................... Health Care Providers & Services 2,655,598 2,969,949
6,756,096
South Korea 14.8%
BGF retail Co. Ltd. ............... Consumer Staples Distribution & Retail 33,225 3,585,426
a
Hugel, Inc. ..................... Biotechnology 47,592 8,756,520
ISC Co. Ltd. .................... Semiconductors & Semiconductor Equipment 56,133 6,914,066
JB Financial Group Co. Ltd. ........ Banks 356,791 7,376,297
LEENO Industrial, Inc. ............. Semiconductors & Semiconductor Equipment 87,851 4,256,951
Misto Holdings Corp. .............. Textiles, Apparel & Luxury Goods 190,299 5,816,568
Park Systems Corp. .............. Electronic Equipment, Instruments &
Components 15,667 2,995,272
Sanil Electric Co. Ltd. ............. Electrical Equipment 40,523 5,769,862
Soulbrain Co. Ltd. ................ Chemicals 16,160 4,027,677
49,498,639
Taiwan 21.2%
Eclat Textile Co. Ltd. .............. Textiles, Apparel & Luxury Goods 323,020 3,145,249
Fositek Corp. ................... Electronic Equipment, Instruments &
Components 81,746 5,936,735
King Yuan Electronics Co. Ltd. ...... Semiconductors & Semiconductor Equipment 675,754 5,468,923
Kinsus Interconnect Technology Corp. . Semiconductors & Semiconductor Equipment 206,464 5,327,910
Lite-On Technology Corp. .......... Technology Hardware, Storage & Peripherals 943,459 9,062,918
Merida Industry Co. Ltd. ........... Leisure Products 852,459 2,200,164
Novatek Microelectronics Corp. ...... Semiconductors & Semiconductor Equipment 448,568 7,637,207
Poya International Co. Ltd. ......... Broadline Retail 1,466,642 3,468,086
Primax Electronics Ltd. ............ Electronic Equipment, Instruments &
Components 1,074,981 2,012,604
Shin Zu Shing Co. Ltd. ............ Machinery 301,439 2,032,752
Synnex Technology International Corp. Electronic Equipment, Instruments &
Components 2,938,776 8,054,208
Visual Photonics Epitaxy Co. Ltd. .... Semiconductors & Semiconductor Equipment 407,995 6,137,189

Templeton Global Investment Trust
Schedule of Investments
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan (continued)
WUS Printed Circuit Co. Ltd. ........ Electronic Equipment, Instruments &
Components 808,488 $ 4,063,145
Yageo Corp. .................... Electronic Equipment, Instruments &
Components 76,905 1,320,400
Zhen Ding Technology Holding Ltd. ... Electronic Equipment, Instruments &
Components 312,031 4,910,658
70,778,148
Thailand 1.0%
Dynasty Ceramic PCL ............. Building Products 14,149,786 580,329
Tisco Financial Group PCL ......... Banks 689,087 2,659,022
3,239,351
Turkiye 0.8%
TAB Gida Sanayi ve Ticaret A/S ..... Hotels, Restaurants & Leisure 555,030 2,706,648
United Arab Emirates 1.7%
Emirates Central Cooling Systems Corp. Water Utilities 3,897,751 1,677,501
Spinneys 1961 Holding plc ......... Consumer Staples Distribution & Retail 6,537,484 2,297,747
Taaleem Holdings PJSC ........... Diversified Consumer Services 2,133,071 1,802,763
5,778,011
Vietnam 6.1%
Asia Commercial Bank JSC ........ Banks 3,893,325 3,372,323
FPT Corp. ...................... IT Services 2,177,580 6,098,084
Military Commercial Joint Stock Bank . Banks 5,790,843 4,662,486
Mobile World Investment Corp. ...... Specialty Retail 2,136,330 6,126,867
20,259,760
Total Common Stocks (Cost $ 217,762,848 ) .....................................
313,038,278
a
Preferred Stocks 2.2%
Brazil 1.1%
f
Bradespar SA , 3 .94% ............. Metals & Mining 864,404 3,670,116
Chile 1.1%
f
Embotelladora Andina SA , B , 5 .05% .. Beverages 743,022 3,606,323
Total Preferred Stocks (Cost $ 6,691,591 ) .......................................
7,276,439
Rights
a a
Rights 0.1%
Vietnam 0.1%
a
Military Commercial Joint Stock Bank ,
9/10/26 ...................... Banks 5,035,516 213,414
Total Rights (Cost $ – ) ........................................................
213,414
Total Long Term Investments (Cost $ 224,454,439 ) ...............................
320,528,131

Templeton Global Investment Trust
Schedule of Investments
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
Short Term Investments 6.1%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 5.2%
United States 5.2%
g,h
Franklin Institutional U.S. Government
Money Market Fund , 3.629% ...... 17,184,934 $ 17,184,934
Total Money Market Funds (Cost $ 17,184,934 ) ..................................
17,184,934
i
Investments from Cash Collateral Received for Loaned
Securities 0.9%
Money Market Funds 0.9%
g,h
Franklin Institutional U.S. Government
Money Market Fund , 3.629% ...... 3,054,926 3,054,925
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 3,054,925 ) .................................................................
3,054,925
a a a a a
Total Short Term Investments (Cost $ 20,239,859 ) ................................
20,239,859
a a a
Total Investments (Cost $ 244,694,298 ) 102.1% ..................................
$340,767,990
Other Assets, less Liabilities (2.1) % ...........................................
(6,781,389)
Net Assets 100.0% ...........................................................
$333,986,601
a a a
See A bbreviations on page 24 .
a
Non-income producing.
b
A portion or all of the security is on loan at August 31, 2026. See Note 1(c).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2026, the aggregate value of these securities was $22,187,736, representing 6.6% of net assets.
d
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At August 31, 2026, the aggregate value of these securities was $6,617,590, representing 2.0% of net assets.
e
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
f
Variable rate security. The rate shown represents the yield at period end.
g
See Note 3(f) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
See Note 1(c) regarding securities on loan.

Templeton Global Investment Trust
Financial Statements
Statement of Assets and Liabilities
August 31, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
Templeton
Emerging
Markets Small
Cap Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $224,454,439
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 20,239,859
Value - Unaffiliated issuers (Includes securities loaned of $3,554,293) .................................. $320,528,131
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 20,239,859
Foreign currency, at value (cost $422,996) ........................................................ 422,952
Receivables:
Investment securities sold ................................................................... 415,547
Capital shares sold ........................................................................ 64,104
Dividends ............................................................................... 775,291
Total assets .......................................................................... 342,445,884
Liabilities:
Payables:
Investment securities purchased .............................................................. 409
Capital shares redeemed ................................................................... 144,378
Management fees ......................................................................... 238,662
Distribution fees .......................................................................... 43,449
Transfer agent fees ........................................................................ 303,823
Trustees' fees and expenses ................................................................. 2,191
Payable upon return of securities loaned (Note 1 c ) .................................................. 3,054,925
Deferred taxes on unrealized appreciation ........................................................ 4,542,836
Accrued expenses and other liabilities ........................................................... 128,610
Total liabilities ......................................................................... 8,459,283
Net assets, at value ................................................................. $333,986,601
Net assets consist of:
Paid-in capital ............................................................................. $224,318,194
Total distributable earnings (losses) ............................................................. 109,668,407
Net assets, at value ................................................................. $333,986,601

Templeton Global Investment Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
August 31, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
Templeton
Emerging
Markets Small
Cap Fund
Class A:
Net assets, at value ....................................................................... $182,075,843
Shares outstanding ........................................................................ 10,409,274
Net asset value per share
a,b
.................................................................. $17.49
Maximum offering price per share (net asset value per share ÷ 94.50%)
b
................................ $18.51
Class C:
Net assets, at value ....................................................................... $5,276,634
Shares outstanding ........................................................................ 331,107
Net asset value and maximum offering price per share
a,b
............................................ $15.94
Class R:
Net assets, at value ....................................................................... $2,289,862
Shares outstanding ........................................................................ 134,124
Net asset value and maximum offering price per share
b
............................................. $17.07
Class R6:
Net assets, at value ....................................................................... $27,732,690
Shares outstanding ........................................................................ 1,554,082
Net asset value and maximum offering price per share
b
............................................. $17.85
Advisor Class:
Net assets, at value ....................................................................... $116,611,572
Shares outstanding ........................................................................ 6,523,524
Net asset value and maximum offering price per share
b
............................................. $17.88
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Templeton Global Investment Trust
Financial Statements
Statement of Operations
for the year ended August 31, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
Templeton
Emerging
Markets Small
Cap Fund
Investment income:
Dividends: (net of foreign taxes of $862,138)
Unaffiliated issuers ........................................................................ $8,270,998
Non-controlled affiliates (Note 3 f ) ............................................................. 455,933
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 25,985
Non-controlled affiliates (Note 3 f ) ............................................................. 29,072
Total investment income ................................................................... 8,781,988
Expenses:
Management fees (Note 3 a ) ................................................................... 4,496,270
Distribution fees: (Note 3c )
Class A ................................................................................ 432,757
Class C ................................................................................ 56,075
Class R ................................................................................ 11,017
Transfer agent fees: (Note 3e )
Class A ................................................................................ 619,237
Class C ................................................................................ 19,962
Class R ................................................................................ 7,935
Class R6 ............................................................................... 14,263
Advisor Class ............................................................................ 408,185
Custodian fees ............................................................................ 105,992
Reports to shareholders fees .................................................................. 38,444
Registration and filing fees .................................................................... 113,268
Professional fees ........................................................................... 128,825
Trustees' fees and expenses .................................................................. 39,921
Other .................................................................................... 34,639
Total expenses ......................................................................... 6,526,790
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (1,221,376)
Net expenses ......................................................................... 5,305,414
Net investment income ................................................................ 3,476,574
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $1,950,240)
Unaffiliated issuers ...................................................................... 43,033,184
Foreign currency transactions ................................................................ 37,853
Net realized gain (loss) .................................................................. 43,071,037
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 9,381,777
Translation of other assets and liabilities denominated in foreign currencies .............................. (212,873)
Change in deferred taxes on unrealized appreciation ............................................... 751,623
Net change in unrealized appreciation (depreciation) ............................................ 9,920,527
Net realized and unrealized gain (loss) ............................................................ 52,991,564
Net increase (decrease) in net assets resulting from operations .......................................... $56,468,138

Templeton Global Investment Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
Templeton Emerging Markets Small Cap
Fund
Year Ended
August 31, 2026
Year Ended
August 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $3,476,574 $3,020,820
Net realized gain (loss) ................................................. 43,071,037 23,297,299
Net change in unrealized appreciation (depreciation) ........................... 9,920,527 (7,308,764)
Net increase (decrease) in net assets resulting from operations ................ 56,468,138 19,009,355
Distributions to shareholders:
Class A ............................................................. (1,888,104) (496,560)
Class C ............................................................. (26,620) —
Class R ............................................................. (22,349) (365)
Class R6 ............................................................ (350,958) (137,313)
Advisor Class ........................................................ (1,659,508) (615,542)
Total distributions to shareholders .......................................... (3,947,539) (1,249,780)
Capital share transactions: (Note 2 )
Class A ............................................................. (33,617,231) (9,917,783)
Class C ............................................................. (1,977,870) (2,454,235)
Class R ............................................................. (171,325) (146,912)
Class R6 ............................................................ (1,724,405) (2,280,490)
Advisor Class ........................................................ (25,955,190) (11,880,529)
Total capital share transactions ............................................ (63,446,021) (26,679,949)
Net increase (decrease) in net assets ................................... (10,925,422) (8,920,374)
Net assets:
Beginning of year ....................................................... 344,912,023 353,832,397
End of year ........................................................... $333,986,601 $344,912,023

Templeton Global Investment Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
Templeton Emerging Markets Small Cap Fund
1. Organization and Significant Accounting Policies
Templeton Global Investment Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of three separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946.
Templeton Emerging Markets Small Cap Fund (Fund)
is included in this report. The Fund offers five classes of
shares: Class A, Class C, Class R, Class R6 and Advisor
Class. Class C shares automatically convert to Class A
shares on a monthly basis, after they have been held for
8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At August 31, 2026, certain securities may have been fair
valued using these procedures, in which case the securities

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in
an amount equal to at least 102% of the fair value of the
loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value
of loaned securities, as determined at the close of Fund
business each day; any additional collateral required due
to changes in security values is delivered to the Fund on
the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Fund. Additionally, at August
31, 2026, the Fund held $751,699 in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund's custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund's Schedule of Investments.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund's federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
2. Shares of Beneficial Interest
At August 31, 2026, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Year Ended
August 31, 2026
Year Ended
August 31, 2025
Shares Amount Shares Amount
Class A Shares: 2816964 –
Shares sold
a
................................... 902,271 $13,952,547 1,794,416 $23,613,763
Shares issued in reinvestment of distributions .......... 110,706 1,639,551 31,044 420,338
Shares redeemed ............................... (3,202,946) (49,209,329) (2,452,455) (33,951,884)
Net increase (decrease) .......................... (2,189,969) $(33,617,231) (626,995) $(9,917,783)
Class C Shares: 331945 –
Shares sold ................................... 41,861 $591,991 62,246 $783,295
Shares issued in reinvestment of distributions .......... 1,935 26,239 — —
Shares redeemed
a
.............................. (182,789) (2,596,100) (255,198) (3,237,530)
Net increase (decrease) .......................... (138,993) $(1,977,870) (192,952) $(2,454,235)
Class R Shares: 21567 –
Shares sold ................................... 15,869 $236,547 21,078 $295,050
Shares issued in reinvestment of distributions .......... 1,544 22,349 27 365
Shares redeemed ............................... (27,721) (430,221) (32,365) (442,327)
Net increase (decrease) .......................... (10,308) $(171,325) (11,260) $(146,912)
Class R6 Shares: 280664 –
Shares sold ................................... 193,788 $3,041,226 264,654 $3,803,737
Shares issued in reinvestment of distributions .......... 16,750 252,591 6,961 95,988
Shares redeemed ............................... (316,200) (5,018,222) (446,617) (6,180,215)
Net increase (decrease) .......................... (105,662) $(1,724,405) (175,002) $(2,280,490)
Advisor Class Shares: 2499486 –
Shares sold ................................... 876,699 $13,831,536 1,305,054 $18,499,345
Shares issued in reinvestment of distributions .......... 101,584 1,534,929 41,610 574,633
Shares redeemed ............................... (2,647,673) (41,321,655) (2,176,760) (30,954,507)
Net increase (decrease) .......................... (1,669,390) $(25,955,190) (830,096) $(11,880,529)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Templeton Asset Management Ltd. (Asset Management) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Asset Management based on the average daily net assets of the Fund as follows:
For the year ended August 31, 2026, the gross effective investment management fee rate was 1.400% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund. The fee is paid by
Asset Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Annualized Fee Rate Net Assets
1.400% Up to and including $500 million
1.300% Over $500 million, up to and including $1 billion
1.200% In excess of $1 billion
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $4,373
CDSC retained .............................................................................. $542
3. Transactions with Affiliates
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended August 31, 2026, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$153,359 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies of such fund.
Management fees paid by the Fund are generally waived on assets invested in affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate. For securities lending cash collateral invested in affiliated management investment companies, however, the applicable waiver is subject to a contractual cap and may not fully offset the fees attributable to those investments.
During the year ended August 31, 2026, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Small Cap Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.629% ............ $20,993,046 $94,757,890 $(98,566,002) $— $— $17,184,934 17,184,934 $455,933
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.629% ............ $— $28,079,171 $(25,024,246) $— $— $3,054,925 3,054,926 $29,072
Total Affiliated Securities ... $20,993,046 $122,837,061 $(123,590,248) $— $— $20,239,859 $485,005
3. Transactions with Affiliates
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

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Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
g. Waiver and Expense Reimbursements
Asset Management has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 1.50% based on the average net assets of each class until
December 31, 2026. For securities lending cash collateral invested in affiliated management investment companies, however, the applicable waiver is subject to a contractual cap and may not fully offset the fees attributable to those investments. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until December 31, 2026.
4. Income Taxes
During the year ended August 31, 2026, the Fund utilized $12,186,377 of capital loss carryforwards.
The tax character of distributions paid during the years ended August 31, 2026 and 2025, was as follows:
At August 31, 2026, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares and foreign capital gains tax.
The Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2026, aggregated
$101,015,249 and $164,455,950, respectively.
2026 2025
Distributions paid from:
Ordinary income .......................................................... $3,947,539 $1,249,780
Cost of investments .......................................................................... $256,588,765
Unrealized appreciation ........................................................................ $115,859,109
Unrealized depreciation ........................................................................ (31,679,884)
Net unrealized appreciation (depreciation) .......................................................... $84,179,225
Distributable earnings:
Undistributed ordinary income ................................................................... $6,921,709
Undistributed long term capital gains .............................................................. 24,013,854
Total distributable earnings ..................................................................... $30,935,563
3. Transactions with Affiliates
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

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Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
At August 31, 2026, in connection with securities lending transactions, the Fund loaned equity investments and received
$3,054,925 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities. Ongoing or threatened military conflicts throughout the world may cause significant market disruptions and volatility. The hostilities and sanctions resulting from those conflicts may also have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended August 31, 2026, the Fund did not use the
Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
5. Investment Transactions
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

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Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2026, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Small Cap Fund
Assets:
Investments in Securities:
a
Common Stocks :
Brazil ................................ $ 2,258,292 $ — $ — $ 2,258,292
China ............................... 9,403,618 18,170,069 — 27,573,687
Georgia .............................. — 3,842,330 — 3,842,330
Greece .............................. — 4,388,667 — 4,388,667
Hungary ............................. — 3,797,709 — 3,797,709
India ................................ 5,917,024 70,802,156 155,043 76,874,223
Indonesia ............................ 2,303,013 — 1,172,722 3,475,735
Italy ................................. — 2,099,126 — 2,099,126
Kazakhstan ........................... 5,923,449 — — 5,923,449
Mexico .............................. 7,098,153 — — 7,098,153
Peru ................................ 2,141,923 — — 2,141,923
Philippines ............................ — 8,807,537 — 8,807,537
Saudi Arabia .......................... — 2,617,090 — 2,617,090
Singapore ............................ — 3,123,704 — 3,123,704
South Africa ........................... 2,969,949 3,786,147 — 6,756,096
South Korea .......................... — 49,498,639 — 49,498,639
Taiwan ............................... — 70,778,148 — 70,778,148
Thailand ............................. 580,329 2,659,022 — 3,239,351
Turkiye .............................. — 2,706,648 — 2,706,648
United Arab Emirates .................... — 5,778,011 — 5,778,011
Vietnam .............................. — 20,259,760 — 20,259,760
Preferred Stocks ........................ 7,276,439 — — 7,276,439
Rights ................................ — 213,414 — 213,414
Short Term Investments ................... 20,239,859 — — 20,239,859
Total Investments in Securities ........... $66,112,048 $273,328,177
b
$1,327,765 $340,767,990
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $273,114,763, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
8. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

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Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
9. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The chief investment officer of the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. New Accounting Pronouncements
In September 2026, the FASB issued Accounting Standards Update (ASU) No. 2026-03, Fair Value Measurement (Topic
820)—Investment Companies with Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU require contractual sale restrictions to be considered in measuring the fair value of equity securities and require disclosure of the amount of the discount attributable to the contractual sale restriction. The ASU is effective for interim and annual reporting periods beginning after December 15, 2027, with early adoption permitted. Management is currently evaluating the impact on the financial statements.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
GDR
Global Depositary Receipt
REIT
Real Estate Investment Trust

Templeton Global Investment Trust
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees of Templeton Global Investment Trust and Shareholders of Templeton Emerging Markets Small Cap
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Templeton
Emerging Markets Small Cap Fund (one of the funds constituting Templeton Global Investment Trust, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the four years in the period ended August 31, 2026, for the period April 1, 2022 to August 31,
2022 and for the year ended March 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31,
2026 and the financial highlights for each of the four years in the period ended August 31, 2026, for the period April 1, 2022 to August 31, 2022 and for the year ended March 31, 2022 in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
San Francisco, California
October 19, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Global Investment Trust
Tax Information (unaudited)

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Annual Report
Templeton Emerging Markets Small Cap Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended August 31, 2026:
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended August 31, 2026 :
Pursuant to: Amount Reported
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $4,285,169
Short-Term Capital Gain Dividends Distributed §871(k)(2)(C) $526,620
Section 163(j) Interest Earned §163(j) $309,427
Amount Reported
Foreign Taxes Paid $3,219,189
Foreign Source Income Earned $6,194,679

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Annual Report
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
(unaudited)
TEMPLETON GLOBAL INVESTMENT TRUST
Templeton Emerging Markets Small Cap Fund
(Fund)
At an in-person meeting held on May 18-19, 2026 (Meeting), the Board of Trustees (Board) of Templeton Global Investment
Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between
Templeton Asset Management Ltd. (Manager) and the Trust, on behalf of the Fund (Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of the Management Agreement.
In considering the continuance of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of the Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and
(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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Annual Report
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged FT’s regular updates to the Board on strategic initiatives, ongoing attention to the service level quality of third-party service providers, ongoing efforts to modernize its mutual fund lineup, mutual fund to ETF conversions, integration of private market investments into existing mutual funds, creation of additional blockchain-compatible money market funds, and sharpening of its active, income-oriented offerings, along with the impact on FT of team integrations and staff reductions.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of the Manager’s parent, Franklin Templeton, Inc. (FTI), FTI’s continued growth of its global, multi-asset franchise, and its commitment to the mutual fund business. The Board further noted
FTI’s continued reassessment of fund offerings in response to FT acquisitions and the market environment, FTI’s focus on technology-driven transformation, expansion of its private market investment capabilities and global alternatives platform, and leveraging of artificial intelligence (AI), blockchain and digital wealth platforms.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2025. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial
Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also considered the performance returns for the Fund in comparison to the performance returns of a customized peer group (Performance
Customized Peer Group) selected by the Manager. The Board further reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the
Fund’s performance results is below. This year, in addition to providing Class A performance (and expense) data, Broadridge included Advisor Class performance data for the Fund to align with the performance reporting provided at Board meetings throughout the year. Going forward, Broadridge will provide the Board solely with the Fund’s Advisor Class performance information.
The Performance Universe for the Fund included the Fund and all retail and institutional emerging markets funds. The
Customized Performance Peer Group for the Fund included only emerging markets funds that are benchmarked to MSCI
Emerging Markets Small Cap Index. The Board noted that the Fund’s annualized total return for the one-, three- and 10-year periods was below the medians of its Performance Universe and Customized Performance Peer Group, but for the five-year

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Annual Report
period was above the medians of its Performance Universe and Customized Performance Peer Group. The Board discussed the Fund’s performance with management and management explained that the Fund’s Performance Universe was not directly comparable to the Fund as the Fund’s strategy has higher allocations to small- and mid-capitalization companies than funds in the Performance Universe, which negatively impacted returns in a market where the larger-capitalization segment of emerging markets outperformed the emerging market smaller-capitalization segment. Management further explained that stock selection and allocation in China, South Korea and Taiwan over the one- and three-year periods also detracted from returns.
Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including portfolio positioning, and noted the change made, effective May 1, 2026, to the Fund’s broad-based benchmark index to align the Fund with other emerging market peers and to provide a better representation of the Fund’s investment strategy and the investment universe overall. The Board concluded that, taking into consideration all of the discussions with and information provided by management, the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts to improve performance continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and for other funds in the Fund’s Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and 14 other emerging markets funds. The Board noted that the
Management Rate and actual total expense ratio for the Fund were above the medians and in the fifth quintile (most expensive) of its Expense Group. The Board discussed the expenses of this Fund with management and management explained that the Expense Group was not directly comparable to the Fund as the Expense Group was comprised of funds that had a significantly lower average allocation of their investments to small- and mid-capitalization companies in comparison to the Fund. Management further explained that when the Fund is compared to a customized expense peer group comprised only of funds that are benchmarked to the MSCI EM Small Cap Index, the Fund’s Management Rate and actual total expense ratio are in line with peers. The Board then noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. After consideration of the above, the Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2025, being the most recent fiscal year-end for FTI. The Board noted that although management continually makes refinements to its methodologies

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Annual Report
used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the
Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of the Management Agreement for an additional one-year period.

4398-AFSOI 10/26
© 2026 Franklin Templeton. All rights reserved.

Franklin Templeton
SMACS: Series EM
Financial Statements and Other Important Information
Annual | August 31, 2026
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Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 6
Notes to Financial Statements 9
Report of Independent Registered Public Accounting Firm 17
Tax Information 18
Changes In and Disagreements with Accountants 19
Results of Meeting(s) of Shareholders 19
Remuneration Paid to Directors, Officers and Others 19
Board Approval of Management and Subadvisory Agreements 19

TEMPLETON GLOBAL INVESTMENT TRUST
Financial Highlights
Franklin Templeton SMACS: Series EM
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a
Year Ended August 31, Year Ended
August 31,
2022
a
2026 2025 2024 2023
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.57 $9.07 $7.92 $7.66 $10.00
Income from investment operations
b
:
Net investment income
c
......................... 0.29 0.25 0.27 0.34
d
0.19
Net realized and unrealized gains (losses) ........... 10.97 1.52 1.27 0.22 (2.47)
Total from investment operations .................... 11.26 1.77 1.54 0.56 (2.28)
Less distributions from:
Net investment income .......................... (0.40) (0.27) (0.39) (0.30) (0.06)
Net asset value, end of year ....................... $21.43 $10.57 $9.07 $7.92 $7.66
Total return
e
................................... 109.29% 20.27% 20.33% 7.43% (22.92)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 10.63% 9.95% 13.34% 15.23% 17.93%
Expenses net of waiver and payments by affiliates ....... —% —% —% —% —%
Net investment income ........................... 1.83% 2.74% 3.26% 4.37%
d
2.48%
Supplemental data
Net assets, end of year (000’s) ..................... $2,361 $1,232 $1,023 $894 $849
Portfolio turnover rate ............................ 37.28% 18.45% 34.19% 35.74% 31.11%
a
For the period October 20, 2021 (commencement of operations) to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Net investment income per share includes approximately $0.12 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.85%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

Templeton Global Investment Trust
Schedule of Investments, August 31, 2026
Franklin Templeton SMACS: Series EM
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a a Industry Shares a Value
a
Common Stocks 101.2%
Brazil 2.0%
Hypera SA ..................... Pharmaceuticals 4,166 $ 17,447
TOTVS SA ..................... Software 4,333 29,645
47,092
China 10.1%
a
Budweiser Brewing Co. APAC Ltd. ,
144A , Reg S .................. Beverages 32,561 24,852
China Merchants Bank Co. Ltd. , A .... Banks 1,300 7,760
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 8,825 6,251
a
Greentown Service Group Co. Ltd. , Reg
S ........................... Real Estate Management & Development 6,432 3,441
Haier Smart Home Co. Ltd. , D ....... Household Durables 7,609 15,863
Henan Pinggao Electric Co. Ltd. , A ... Electrical Equipment 21,761 64,264
a,b
Innovent Biologics, Inc. , 144A , Reg S . Biotechnology 533 7,030
a,c
Kuaishou Technology , 144A , Reg S ... Interactive Media & Services 5,478 23,314
NARI Technology Co. Ltd. , A ........ Electrical Equipment 12,209 41,709
Uni-President China Holdings Ltd. .... Food Products 16,128 15,267
Weichai Power Co. Ltd. , A .......... Machinery 1,400 5,646
Weichai Power Co. Ltd. , H ......... Machinery 5,428 21,927
237,324
Hungary 1.6%
Richter Gedeon Nyrt. ............. Pharmaceuticals 908 37,850
India 6.6%
ACC Ltd. ....................... Construction Materials 541 7,249
b
Ather Energy Ltd. ................ Automobiles 1,319 23,789
Bajaj Holdings & Investment Ltd. ..... Financial Services 280 34,212
Brigade Enterprises Ltd. ........... Real Estate Management & Development 2,097 14,426
b
Eternal Ltd. ..................... Hotels, Restaurants & Leisure 7,769 26,728
Federal Bank Ltd. ................ Banks 2,028 7,587
b
Niva Bupa Health Insurance Co. Ltd. .. Insurance 19,523 16,639
a,b
Pine Labs Ltd. , 144A , Reg S ........ Financial Services 15,908 27,374
158,004
Indonesia 0.5%
Astra International Tbk. PT ......... Industrial Conglomerates 45,579 12,340
Philippines 0.7%
BDO Unibank, Inc. ............... Banks 8,995 16,719
South Africa 3.7%
Discovery Ltd. ................... Insurance 3,325 53,326
Netcare Ltd. .................... Health Care Providers & Services 30,013 33,566
86,892
South Korea 49.0%
Doosan Bobcat, Inc. .............. Machinery 934 42,383
Hyundai Motor Co. ............... Automobiles 178 52,383
KakaoBank Corp. ................ Banks 2,727 43,455
LG Corp. ....................... Industrial Conglomerates 1,042 90,519
Misto Holdings Corp. .............. Textiles, Apparel & Luxury Goods 301 9,200
NAVER Corp. ................... Interactive Media & Services 264 41,729
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 2,245 423,818
Samsung Life Insurance Co. Ltd. ..... Insurance 191 42,454
b
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 8 3,358
SK Hynix, Inc. ................... Semiconductors & Semiconductor Equipment 321 388,502

Templeton Global Investment Trust
Schedule of Investments
Franklin Templeton SMACS: Series EM
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a a Industry Shares a Value
a
Common Stocks
(continued)
South Korea (continued)
SK Square Co. Ltd. ............... Industrial Conglomerates 26 $ 19,439
1,157,240
Taiwan 23.8%
a,b
FIT Hon Teng Ltd. , 144A , Reg S ..... Electronic Equipment, Instruments &
Components 35,345 23,913
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 12,779 100,657
Lite-On Technology Corp. .......... Technology Hardware, Storage & Peripherals 11,090 106,531
MediaTek, Inc. .................. Semiconductors & Semiconductor Equipment 1,270 157,130
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 1,402 105,363
Zhen Ding Technology Holding Ltd. ... Electronic Equipment, Instruments &
Components 4,182 65,815
559,409
Thailand 2.1%
Kasikornbank PCL ............... Banks 2,420 18,093
Minor International PCL ............ Hotels, Restaurants & Leisure 28,764 19,202
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 19,098 7,602
Thai Beverage PCL ............... Beverages 14,544 5,317
50,214
Turkiye 0.3%
BIM Birlesik Magazalar A/S ......... Consumer Staples Distribution & Retail 740 6,215
United Arab Emirates 0.8%
Emaar Development PJSC ......... Real Estate Management & Development 2,652 9,178
Emirates Central Cooling Systems Corp. Water Utilities 14,988 6,450
Spinneys 1961 Holding plc ......... Consumer Staples Distribution & Retail 9,771 3,434
19,062
Total Common Stocks (Cost $ 1,285,179 ) .......................................
2,388,361
Short Term Investments 0.4%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 0.4%
United States 0.4%
d,e
Franklin Institutional U.S. Government
Money Market Fund , 3.629% ...... 9,628 9,628
Total Money Market Funds (Cost $ 9,628 ) .......................................
9,628
a a a a a
Total Short Term Investments (Cost $ 9,628 ) ....................................
9,628
a a a
Total Investments (Cost $ 1,294,807 ) 101.6% ....................................
$2,397,989
Other Assets, less Liabilities (1.6) % ...........................................
(37,040)
Net Assets 100.0% ...........................................................
$2,360,949
a a a

Templeton Global Investment Trust
Schedule of Investments
Franklin Templeton SMACS: Series EM
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2026, the aggregate value of these securities was $109,924, representing 4.7% of net assets.
b
Non-income producing.
c
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At August 31, 2026, the value of this security was $23,314, representing 1.0%
of net assets.
d
See Note 3(d) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Investment Trust
Financial Statements
Statement of Assets and Liabilities
August 31, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
Franklin
Templeton
SMACS: Series
EM
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,285,179
Cost - Non-controlled affiliates (Note 3 d ) ........................................................ 9,628
Value - Unaffiliated issuers .................................................................. $2,388,361
Value - Non-controlled affiliates (Note 3 d ) ....................................................... 9,628
Receivables:
Investment securities sold ................................................................... 1,665
Dividends ............................................................................... 2,480
Affiliates ................................................................................ 44,859
Total assets .......................................................................... 2,446,993
Liabilities:
Payables:
Transfer agent fees ........................................................................ 76
Professional fees ......................................................................... 72,378
Trustees' fees and expenses ................................................................. 1,497
Deferred taxes on unrealized appreciation ........................................................ 5,027
Accrued expenses and other liabilities ........................................................... 7,066
Total liabilities ......................................................................... 86,044
Net assets, at value ................................................................. $2,360,949
Net assets consist of:
Paid-in capital ............................................................................. $1,064,052
Total distributable earnings (losses) ............................................................. 1,296,897
Net assets, at value ................................................................. $2,360,949
Shares outstanding ......................................................................... 110,185
Net asset value per share
a
.................................................................... $21.43
a
Net asset value per share may not recalculate due to rounding.

Templeton Global Investment Trust
Financial Statements
Statement of Operations
for the year ended August 31, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
Franklin
Templeton
SMACS: Series
EM
Investment income:
Dividends: (net of foreign taxes of $4,804)
Unaffiliated issuers ........................................................................ $32,529
Non-controlled affiliates (Note 3 d ) ............................................................. 632
Other income
a
............................................................................. 53
Total investment income ................................................................... 33,214
Expenses:
Transfer agent fees (Note 3 c) .................................................................. 609
Custodian fees ............................................................................ 556
Reports to shareholders fees .................................................................. 5,194
Registration and filing fees .................................................................... 41,019
Professional fees ........................................................................... 120,934
Trustees' fees and expenses .................................................................. 1,557
Other .................................................................................... 22,806
Total expenses ......................................................................... 192,675
Expenses waived/paid by affiliates (Note 3 d and 3 e ) .............................................. (192,675)
Net expenses ......................................................................... —
Net investment income ................................................................ 33,214
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $1,119)
Unaffiliated issuers ...................................................................... 395,319
Foreign currency transactions ................................................................ (1,291)
Net realized gain (loss) .................................................................. 394,028
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 849,202
Translation of other assets and liabilities denominated in foreign currencies .............................. (48)
Change in deferred taxes on unrealized appreciation ............................................... (214)
Net change in unrealized appreciation (depreciation) ............................................ 848,940
Net realized and unrealized gain (loss) ............................................................ 1,242,968
Net increase (decrease) in net assets resulting from operations .......................................... $1,276,182
a
Other income includes payments by Asset Management for acquired fund fees and expenses (See Note 3e).

Templeton Global Investment Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
Franklin Templeton SMACS: Series EM
Year Ended
August 31, 2026
Year Ended
August 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $33,214 $28,573
Net realized gain (loss) ................................................. 394,028 (46,137)
Net change in unrealized appreciation (depreciation) ........................... 848,940 219,322
Net increase (decrease) in net assets resulting from operations ................ 1,276,182 201,758
Distributions to shareholders .............................................. (46,512) (30,029)
Capital share transactions (Note 2 ) .......................................... (100,343) 36,730
Net increase (decrease) in net assets ................................... 1,129,327 208,459
Net assets:
Beginning of year ....................................................... 1,231,622 1,023,163
End of year ........................................................... $2,360,949 $1,231,622

Templeton Global Investment Trust
9
franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin Templeton SMACS: Series EM
1. Organization and Significant Accounting Policies
Templeton Global Investment Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of three separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Franklin
Templeton SMACS: Series EM (Fund) is included in this
report.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At August 31, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day

Templeton Global Investment Trust
Notes to Financial Statements
10
franklintempleton.com
Annual Report
Franklin Templeton SMACS: Series EM
(continued)
of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund's federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Financial Statements
11
franklintempleton.com
Annual Report
Franklin Templeton SMACS: Series EM
(continued)
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends
from securities where the dividend rate is not available.
In such cases, the dividend is recorded as soon as
the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
August 31, 2026
Year Ended
August 31, 2025
Shares Amount Shares Amount
Single Class Shares: 2624 –
Shares sold ................................... 1,846 $29,113 3,657 $36,730
Shares redeemed ............................... (8,127) (129,456) — —
Net increase (decrease) .......................... (6,281) $(100,343) 3,657 $36,730
1. Organization and Significant Accounting Policies
(continued)

Templeton Global Investment Trust
Notes to Financial Statements
12
franklintempleton.com
Annual Report
Franklin Templeton SMACS: Series EM
(continued)
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Asset Management provides investment management services to the Fund. The Fund does not pay a fee for these services.
Under a subadvisory agreement, FTIML, an affiliate of Asset Management, provides subadvisory services to the Fund. The
Fund does not pay a fee for these services.
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund and is not paid by the
Fund for the services.
c. Transfer Agent Fees
The Fund pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, the Fund reimburses Investor Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties.
For the year ended August 31, 2026, the Fund paid transfer agent fees as noted in the Statement of Operations, of which $302 was retained by Investor Services.
d. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Asset Management has contractually agreed to reimburse expenses of the Fund in an amount equal to fees indirectly borne by the Fund on assets invested in the affiliated management investment companies, as noted in the Statement of Operations. During the year ended August 31,
2026, investments in affiliated management investment companies were as follows:
Subsidiary Affiliation
Templeton Asset Management Ltd. (Asset Management) Investment manager
Franklin Templeton Investment Management Ltd. (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Templeton Global Investment Trust
Notes to Financial Statements
13
franklintempleton.com
Annual Report
Franklin Templeton SMACS: Series EM
(continued)
e. Waiver and Expense Reimbursements
Asset Management has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations), interest expense and acquired fund fees and expenses of the Fund do not exceed 0.00% based on the average net assets until December 31, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Acquired fund fees and expenses are indirect expenses, and therefore Asset Management may make payments, if necessary, to the Fund to offset these estimated indirect expenses. Payments by Asset Management for the year ended August 31, 2026, are reflected as other income in the Statement of Operations.
f. Other Affiliated Transactions
At August 31, 2026, Templeton International, Inc. owned 100% of the Fund's outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains. During the year ended August 31, 2026, the
Fund utilized $189,316 of capital loss carryforwards.
The tax character of distributions paid during the years ended August 31, 2026 and 2025, was as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS: Series EM
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.629% ............ $64,989 $484,509 $(539,870) $— $— $9,628 9,628 $632
Total Affiliated Securities ... $64,989 $484,509 $(539,870) $— $— $9,628 $632
2026 2025
Distributions paid from:
Ordinary income .......................................................... $46,512 $30,029
3. Transactions with Affiliates
(continued)
d. Investments in Affiliated Management Investment Companies
(continued)

Templeton Global Investment Trust
Notes to Financial Statements
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Franklin Templeton SMACS: Series EM
(continued)
At August 31, 2026, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales and passive foreign investment company shares.
The Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2026, aggregated
$683,659 and $736,118, respectively.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities. Ongoing or threatened military conflicts throughout the world may cause significant market disruptions and volatility. The hostilities and sanctions resulting from those conflicts may also have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
Cost of investments .......................................................................... $1,320,775
Unrealized appreciation ........................................................................ $1,155,889
Unrealized depreciation ........................................................................ (78,675)
Net unrealized appreciation (depreciation) .......................................................... $1,077,214
Distributable earnings:
Undistributed ordinary income ................................................................... $41,897
Undistributed long term capital gains .............................................................. 182,941
Total distributable earnings ..................................................................... $224,838
4. Income Taxes
(continued)

Templeton Global Investment Trust
Notes to Financial Statements
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Franklin Templeton SMACS: Series EM
(continued)
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended August 31, 2026, the Fund did not use the
Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2026, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series EM
Assets:
Investments in Securities:
a
Common Stocks :
Brazil ................................ $ 47,092 $ — $ — $ 47,092
China ............................... 15,267 222,057 — 237,324
Hungary ............................. — 37,850 — 37,850
India ................................ — 158,004 — 158,004
Indonesia ............................ — 12,340 — 12,340
Philippines ............................ — 16,719 — 16,719
South Africa ........................... 86,892 — — 86,892
South Korea .......................... — 1,157,240 — 1,157,240
Taiwan ............................... — 559,409 — 559,409
Thailand ............................. 7,602 42,612 — 50,214
Turkiye .............................. — 6,215 — 6,215
United Arab Emirates .................... — 19,062 — 19,062
Short Term Investments ................... 9,628 — — 9,628
Total Investments in Securities ........... $166,481 $2,231,508
b
$— $2,397,989
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $2,231,508, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.

Templeton Global Investment Trust
Notes to Financial Statements
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Franklin Templeton SMACS: Series EM
(continued)
9. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The chief investment officer of the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. New Accounting Pronouncements
In September 2026, the FASB issued Accounting Standards Update (ASU) No. 2026-03, Fair Value Measurement (Topic
820)—Investment Companies with Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU require contractual sale restrictions to be considered in measuring the fair value of equity securities and require disclosure of the amount of the discount attributable to the contractual sale restriction. The ASU is effective for interim and annual reporting periods beginning after December 15, 2027, with early adoption permitted. Management is currently evaluating the impact on the financial statements.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Templeton Global Investment Trust
Report of Independent Registered Public Accounting Firm
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Annual Report
To the Board of Trustees of Templeton Global Investment Trust and Shareholders of Franklin Templeton SMACS: Series EM
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Templeton SMACS: Series EM (one of the funds constituting Templeton Global Investment Trust, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the four years in the period ended August 31, 2026 and for the period October 20, 2021
(commencement of operations) to August 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August
31, 2026 and the financial highlights for each of the four years in the period ended August 31, 2026 and for the period October
20, 2021 (commencement of operations) to August 31, 2022 in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
San Francisco, California
October 19, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Global Investment Trust
Tax Information (unaudited)
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Franklin Templeton SMACS: Series EM
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended August 31, 2026:
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended August 31, 2026:
Pursuant to: Amount Reported
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $18,314
Section 163(j) Interest Earned §163(j) $641
Amount Reported
Foreign Taxes Paid $6,105
Foreign Source Income Earned $37,332

Templeton Global Investment Trust
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BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
(unaudited)
TEMPLETON GLOBAL INVESTMENT TRUST
Franklin Templeton SMACS: Series EM
(Fund)
At an in-person meeting held on May 18-19, 2026 (Meeting), the Board of Trustees (Board) of Templeton Global Investment
Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved the continuance of (i) the investment management agreement between Templeton Asset Management Ltd. (TAML) and the Trust, on behalf of the Fund; and (ii) the investment sub-advisory agreement between TAML and Franklin Templeton Investment Management Limited (Sub-Adviser), an affiliate of TAML, on behalf of the Fund (each a Management Agreement), for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of each Management Agreement.
TAML and the Sub-Adviser are each referred to herein as a Manager.
In considering the continuance of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Managers by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of each Management
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and
(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreements are fair and reasonable and that the continuance of each Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged FT’s regular updates to the Board on strategic initiatives, ongoing attention to the service level quality of third-party service providers, ongoing efforts to modernize its mutual fund lineup, mutual fund to ETF conversions, integration of private market investments into existing mutual funds, creation of additional blockchain-compatible money market funds, and sharpening of its active, income-oriented offerings, along with the impact on FT of team integrations and staff reductions.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of the Manager’s parent, Franklin Templeton, Inc. (FTI), FTI’s continued growth of its global, multi-asset franchise and its commitment to the mutual fund business. The Board further noted
FTI’s continued reassessment of fund offerings in response to FT acquisitions and the market environment, FTI’s focus on technology-driven transformation, expansion of its private market investment capabilities and global alternatives platform, and leveraging of artificial intelligence (AI), blockchain and digital wealth platforms.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2025. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all retail and institutional emerging markets funds. The Fund commenced operations in October 2021, so it does not have five years of performance history. The Board noted that the
Fund’s annualized total return for the one- and three-year periods was above the median and in the first (best) quintile of its
Performance Universe. While noting the Fund’s short operating history, the Board concluded that the Fund’s performance was satisfactory.

Templeton Global Investment Trust
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Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for the Fund and for other comparable share classes for other funds in the Fund’s Expense Group with multiple classes of shares. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and 13 other emerging markets funds. The Board noted that the actual total expense ratio for the Fund was below the median and in the first (least expensive) quintile of its Expense Group. The
Board also noted that the Manager provides general investment management and administrative services to the Fund for a zero management fee. The Board further noted that the Manager assumes certain expenses incurred by the Fund
(including acquired fund fees and expenses, but excluding certain non-routine expenses, such as those relating to litigation, indemnification, reorganizations and liquidations) so that total annual fund operating expenses do not exceed 0.00%. The
Board also noted that the Sub-Adviser provides investment sub-advisory services to the Fund for a zero sub-advisory fee. The
Board concluded that the Fund’s zero contractual management fee and zero contractual sub-advisory fee are reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by TAML and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2025, being the most recent fiscal year-end for FTI. The
Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the
Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by each Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

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The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the nature of the Fund and the zero management fee, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. In connection with this review with respect to the Fund, the Board noted that because the Fund pays a zero management fee, the consideration of possible economies of scale in the future was not relevant.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of each Management Agreement for an additional one-year period.

29776-AFSOI 10/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Templeton Global Investment Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	October 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	October 27, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	October 27, 2026